Commitments, contingent liabilities and guarantees - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement [Line Items]
Liabilities due to central banks	€ 81.6	€ 44.5
Contingent Liabilities For Bonus Payments [Member]
Statement [Line Items]
Description of nature of obligation, Contingent liabilities	Contingent liabilities exist for bonus payments where the obligation is depending on future events.